                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number:                    811-4989

Exact name of registrant as specified in charter:      Voyageur Mutual Funds II

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE COLORADO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004

                                                                                             PRINCIPAL        MARKET
                                                                                              AMOUNT           VALUE
                                                                                          --------------   --------------
MUNICIPAL BONDS- 96.27%
Airport Revenue Bonds - 4.37%
Denver City & County Airport Revenue
   Series B 5.00% 11/15/33 (XLCA)                                                         $    4,000,000   $    4,027,200
   Series E 5.25% 11/15/23 (MBIA)                                                              8,250,000        8,787,653
                                                                                                           --------------
                                                                                                               12,814,853
                                                                                                           --------------

Charter School Revenue Bonds - 6.41%
Colorado Educational & Cultural Facilities Authority
   (Liberty Common Charter School Project)
    5.125% 12/1/33 (XLCA)                                                                      2,740,000        2,792,444
   (Lincoln Academy Charter School Project)
    6.125% 1/15/31                                                                             2,000,000        1,986,940
    8.375% 3/1/26                                                                              2,365,000        2,385,126
   (Montessori Districts Charter School Projects)
    6.125% 7/15/32                                                                             5,590,000        5,552,658
   (Pinnacle Charter School Project)
    5.00% 6/1/33 (XLCA)                                                                        2,170,000        2,184,192
   (Renaissance Charter School Project)
    6.75% 6/1/29                                                                               2,000,000        1,920,360
   (Stargate Charter School Project)
    6.125% 5/1/33                                                                              2,000,000        1,957,720
                                                                                                           --------------
                                                                                                               18,779,440
                                                                                                           --------------

City General Obligation Bonds - 0.86%
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                               2,500,000        2,533,475
                                                                                                           --------------
                                                                                                                2,533,475
                                                                                                           --------------
Continuing Care/Retirement Revenue Bonds - 4.98%
Colorado Health Facilities Authority Revenue (Covenant Retirement Communities)
   5.50% 12/1/33 (RADIAN)                                                                      5,000,000        5,210,050
Colorado Health Facilities Authority Revenue Series A
   (Evangelical Lutheran)
    5.25% 6/1/34                                                                               2,000,000        2,021,620
   (Porter Place)
    6.00% 1/20/36 (GNMA)                                                                       5,000,000        5,287,950
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community
   Resources) Series A 5.375% 12/1/28 (RADIAN)                                                 2,000,000        2,065,600
                                                                                                           --------------
                                                                                                               14,585,220
                                                                                                           --------------

Convention Center/Auditorium/Hotel Revenue Bonds - 1.03%
Denver Convention Center Series A 5.00% 12/1/33 (XLCA)                                         3,000,000        3,020,550
                                                                                                           --------------
                                                                                                                3,020,550
                                                                                                           --------------

Dedicated Tax & Fees Revenue Bonds - 0.62%
Pueblo Urban Renewal Authority Tax Increment Revenue 6.625% 12/1/19                            1,755,000        1,820,111
                                                                                                           --------------
                                                                                                                1,820,111
                                                                                                           --------------

Higher Education Revenue Bonds - 10.55%
Boulder County Development Revenue University Corporation for Atmospheric Research
   5.00% 9/1/33 (MBIA)                                                                         1,000,000        1,008,560
   5.00% 9/1/35 (AMBAC)                                                                        2,000,000        2,020,040
Colorado Educational & Cultural Facilities Authority Series A
   (Johnson & Wales University Project)
    5.00% 4/1/28 (XLCA)                                                                        1,000,000        1,012,720

   (University of Denver Project)
    5.375% 3/1/23 (AMBAC)                                                                      2,000,000        2,145,980
    5.00% 3/1/27 (MBIA)                                                                        5,000,000        5,091,850
   (University of Northern Colorado Student Housing Project)
    5.125% 7/1/37 (MBIA)                                                                       7,500,000        7,614,750
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)                       3,130,000        3,161,863
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32                              5,570,000        5,780,156
Colorado State University Systems Series B 5.00% 3/1/35 (AMBAC)                                2,000,000        2,018,700
University of Colorado Enterprise System Series A 5.375% 6/1/26                                1,000,000        1,050,290
                                                                                                           --------------
                                                                                                               30,904,909
                                                                                                           --------------

Hospital Revenue Bonds - 10.06%
Boulder County Hospital Revenue Development (Longmont United Hospital Project)
   5.60% 12/1/27 (RADIAN)                                                                      1,250,000        1,282,888
   6.00% 12/1/30 (RADIAN)                                                                      5,000,000        5,372,199
Colorado Health Facilities Authority
   (Catholic Health Initiatives)
    5.50% 3/1/32                                                                               5,000,000        5,363,599
   (Longmont United Hospital)
    5.00% 12/1/19 (ACA)                                                                        1,150,000        1,169,171
   (Vail Valley Medical Center Project)
    5.00% 1/15/17                                                                              1,000,000        1,020,260
    5.80% 1/15/27                                                                              3,475,000        3,603,645
    Series A 6.60% 1/15/20 (ACA)                                                               1,000,000        1,012,070
Delta County Memorial Hospital District 5.35% 9/1/17                                           4,000,000        4,102,160
Denver Health & Hospital Authority Healthcare Revenue Series A 5.375% 12/1/28 (ACA)            2,770,000        2,778,172
University of Colorado Hospital Authority Series A 5.60% 11/15/31                              3,650,000        3,738,732
                                                                                                           --------------
                                                                                                               29,442,896
                                                                                                           --------------

Miscellaneous Revenue Bonds - 4.19%
Colorado Educational & Cultural Facilities Authority Revenue 5.25% 6/1/21                      2,000,000        2,078,620
Lowry Economic Redevelopment Authority Revenue 7.80% 12/1/10                                   8,770,000        9,232,267
Lowry Economic Redevelopment Authority Revenue Series A (Private Placement)
   7.30% 12/1/1                                                                                  915,000          954,711
                                                                                                           --------------
                                                                                                               12,265,598
                                                                                                           --------------

Multifamily Housing Revenue Bonds - 7.80%
Adams County Housing Authority Mortgage Revenue (Greenbriar Project) 6.75% 7/1/21              1,730,000        1,778,751
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29 (MBIA)                           1,250,000        1,310,700
Colorado Housing & Finance Authority (Multifamily Housing Insured Mortgage)
   Series A3 6.25% 10/1/26 (FHA)                                                               6,205,000        6,421,369
   Series C3 6.15% 10/1/41                                                                     1,590,000        1,665,954
Denver City and County Multifamily Housing Revenue Federal Housing Authority
   (Insured Mortgage Loan-Garden Court) 5.40% 7/1/39 (FHA)                                     2,000,000        2,038,080
Englewood Multifamily Housing Revenue
   (Marks Apartments Project)
    6.65% 12/1/26                                                                              5,700,000        5,875,959
    Series B 6.00% 12/15/18                                                                    3,725,000        3,745,562
                                                                                                           --------------
                                                                                                               22,836,375
                                                                                                           --------------

Municipal Lease Revenue Bonds - 9.08%
Aurora Certificates of Participation 5.50% 12/1/30 (AMBAC)                                     8,000,000        8,538,880
Conejos & Alamosa Counties School District Region Certificates of Participation
   6.50% 4/1/11                                                                                1,205,000        1,261,466
El Paso County Certificates of Participation
   (Detention Facilities Project)
    Series B 5.00% 12/1/27 (AMBAC)                                                             1,500,000        1,524,825
   (Judicial Building Project)
    Series A 5.00% 12/1/27 (AMBAC)                                                             2,000,000        2,033,100
Fremont County Certificates of Participation Refunding & Improvement Series A 5.25%
  12/15/24 (MBIA)                                                                              3,045,000        3,223,498
Greeley County Building Authority Certificates of Participation 6.10% 8/15/16                  2,600,000        2,713,854

Paint Brush Hills Metropolitan District Certificates of Participation 7.75% 9/1/21             1,531,761        1,526,508
Pueblo County Certificates of Participation 6.50% 12/1/24                                      5,460,000        5,769,309
                                                                                                           --------------
                                                                                                               26,591,440
                                                                                                           --------------

Political Subdivision General Obligation Bonds - 10.86%
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A
   5.125% 12/1/32 (MBIA)                                                                       4,500,000        4,605,525
Concord Metropolitan District 8.00% 12/1/19                                                    4,980,000        5,162,866
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)                                       4,000,000        3,957,680
Galleria Metropolitan District 7.25% 12/1/09                                                   1,005,000        1,043,029
Lincoln Park Metropolitan District 7.75% 12/1/26                                               2,560,000        2,659,814
Meridian Metropolitan District Refunding Series A 5.00% 12/1/31 (RADIAN)                       7,000,000        6,928,319
North Range Metropolitan District #1 7.25% 12/15/31                                            3,400,000        3,419,312
Saddle Rock Colorado Metropolitan District 5.35% 12/1/31 (RADIAN)                              1,580,000        1,620,401
Tri-Pointe Commercial Metropolitan District 7.75% 12/1/19                                      5,000,000        2,400,000
                                                                                                           --------------
                                                                                                               31,796,946
                                                                                                           --------------

*Pre-Refunded Bonds - 2.90%
Colorado Educational & Cultural Facilities Authority
   (Core Knowledge Charter School Project)
    7.00% 11/1/29-09                                                                           1,000,000        1,177,890
   (Pinnacle Charter School Project)
    6.00% 12/1/21-11                                                                           1,750,000        2,020,218
Silver Dollar Metropolitan District 7.05% 12/1/30-06                                           4,875,000        5,310,191
                                                                                                           --------------
                                                                                                                8,508,299
                                                                                                           --------------

Public Utility District Revenue Bonds - 1.72%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29                                     5,000,000        5,045,200
                                                                                                           --------------
                                                                                                                5,045,200
                                                                                                           --------------

Recreational Area Revenue Bonds - 1.88%
Aurora Golf Course Enterprise System Revenue (Saddle Rock Golf Course) 6.20% 12/1/15           2,000,000        2,032,000
South Suburban Park & Recreation District (Golf & Ice Arena Facility) Revenue
   6.00% 11/1/15                                                                               2,330,000        2,412,482
Westminster Golf Course Revenue 5.55% 12/1/23 (RADIAN)                                         1,000,000        1,052,290
                                                                                                           --------------
                                                                                                                5,496,772
                                                                                                           --------------

School District General Obligation Bonds - 4.54%
Douglas County School District No Re 1 Building (Douglas & Elbert Counties) Series B
   5.125% 12/15/25 (FSA)                                                                       2,000,000        2,081,880
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)                              2,115,000        2,153,514
El Paso County School District #49 (Falcon) 5.50% 12/1/21 (FGIC)                               3,580,000        3,939,575
Fremont County School District No Re 1 (Canon City) 5.00% 12/1/24 (MBIA)                       1,735,000        1,800,583
Garfield County School District No Re 2 5.00% 12/1/25 (FSA)                                    1,000,000        1,025,520
La Plata County School District No 9-R (Durango) 5.125% 11/1/24 (MBIA)                         1,000,000        1,046,140
Larimer & Weld County School District No Re 5J Series A 5.00% 11/15/29 (MBIA)                  1,240,000        1,261,018
                                                                                                           --------------
                                                                                                               13,308,230
                                                                                                           --------------

School District Revenue Bonds - 0.82%
Colorado Educational & Cultural Facilities 5.50% 5/1/36 (XLCA)                                 2,280,000        2,409,276
                                                                                                           --------------
                                                                                                                2,409,276
                                                                                                           --------------

Tax Increment/Special Assessment Bonds - 1.89%
Loveland Special Improvements District #1 7.50% 7/1/29                                         5,540,000        5,543,102
                                                                                                           --------------
                                                                                                                5,543,102
                                                                                                           --------------

Territorial General Obligation Bonds - 1.44%
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/21                              4,000,000        4,220,280
                                                                                                           --------------
                                                                                                                4,220,280
                                                                                                           --------------

Territorial Revenue Bonds - 1.55%
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00% 7/1/32 (MBIA)               1,000,000        1,021,310
Puerto Rico Public Buildings Authority Revenue (Government Facilities Series I)
   5.25% 7/1/33                                                                                1,500,000        1,544,340
Virgin Islands Public Finance Authority (Gross Receipts) 5.00% 10/1/31 (ACA)                   2,000,000        1,978,000
                                                                                                           --------------
                                                                                                                4,543,650
                                                                                                           --------------

Transportation Revenue Bonds - 1.28%
Colorado Department Transportation Revenue (Antic Notes) Series B 5.00% 12/15/14 (FGIC)        3,400,000        3,742,686
                                                                                                           --------------
                                                                                                                3,742,686
                                                                                                           --------------
Turnpike/Toll Road Revenue Bonds - 5.73%
E-470 Public Highway Authority Series A 5.75% 9/1/35 (MBIA)                                    3,100,000        3,414,185
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                       13,000,000       13,382,720
                                                                                                           --------------
                                                                                                               16,796,905
                                                                                                           --------------

Water & Sewer Revenue Bonds - 1.71%
Erie Water Enterprise Revenue 5.00% 12/1/23 (ACA)                                              1,750,000        1,750,630
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                      2,900,000        3,249,189
                                                                                                           --------------
                                                                                                                4,999,819
                                                                                                           --------------
TOTAL MUNICIPAL BONDS (COST $270,811,797)                                                                     282,006,032
                                                                                                           --------------

                                                                                              NUMBER
                                                                                             OF SHARES
                                                                                          --------------   --------------
SHORT-TERM INVESTMENTS - 1.61%
Money Market - 1.20%
Dreyfus Tax-Exempt Cash Management Fund                                                        3,498,900        3,498,900
                                                                                                           --------------
                                                                                                                3,498,000
                                                                                                           --------------
**Variable Rate Demand Notes - 0.41%
Denver Colorado City & County Airport 1.68% 11/15/24 (CIFG) (AMT)                              1,200,000        1,200,000
                                                                                                           --------------
                                                                                                                1,200,000
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,698,900)                                                                  4,698,900
                                                                                                           --------------
TOTAL MARKET VALUE OF SECURITIES - 97.88%
 (cost $275,510,697)                                                                                          286,704,932
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.12%                                             6,222,086
                                                                                                           --------------
NET ASSETS APPLICABLE TO 26,733,771 SHARES OUTSTANDING - 100.00%                                           $  292,927,018
                                                                                                           --------------

----------
*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax.
CIFG - Insured by CDC IXIS Financial Guaranty
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds II
- Delaware Tax-Free Colorado Fund (the "Fund").

SECURITY VALUATION- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $   275,510,697
                                    ---------------
Aggregate unrealized appreciation        13,953,942
Aggregate unrealized depreciation        (2,759,707)
                                    ---------------
Net unrealized appreciation         $    11,194,235
                                    ---------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $6,625,068 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,054,025 expires in 2009 and $4,571,043 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

       The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Mutual Funds II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       Jude T. Driscoll
       ----------------
By:    Jude T. Driscoll
Title: Chairman
Date:  January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Mutual Funds II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

       Joseph H. Hastings
       -----------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  January 28, 2005

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II

       Jude T. Driscoll
       ----------------
By:    Jude T. Driscoll
Title: Chairman
Date:  January 28, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Jude T. Driscoll
       ----------------
By:    Jude T. Driscoll
Title: Chairman
Date:  January 28, 2005

       Joseph H. Hastings
       -----------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  January 28, 2005